Summary of other reserves (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Reserves, beginning balance	$ 6,535,556	$ 11,498,651
Currency translation differences	(14,647)	15,497
Other comprehensive income for the period	(14,647)	15,497
Share based payments expense	83,470	42,401
Expired performance rights and options	(2,356,830)
Reserves, ending balance	4,247,549	11,556,549
Share based payments expense		333,829
Expired performance rights		(291,428)
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Reserves, beginning balance	5,688,148	10,751,832
Currency translation differences
Other comprehensive income for the period
Share based payments expense	83,470
Expired performance rights and options	(2,356,830)
Reserves, ending balance	3,414,788	10,794,233
Share based payments expense		333,829
Expired performance rights		(291,428)
Foreign currency translation [member]
IfrsStatementLineItems [Line Items]
Reserves, beginning balance	847,408	746,819
Currency translation differences	(14,647)	15,497
Other comprehensive income for the period	(14,647)	15,497
Share based payments expense
Expired performance rights and options
Reserves, ending balance	$ 832,761	762,316
Share based payments expense
Expired performance rights